July 21, 2005

Ms. Michele Gohlke
Division of Corporation Finance
United States Securities and Exchange Commission

Dear Ms.Gohlke:

Re: Comments on Form 10-KSB for the fiscal year ended December 31, 2004, File No. 000-22179.

Reference is made to your letter, dated July 13, 2005 regarding comments by the Staff of the U. S. Securities and Exchange Commission with respect to the above-referenced Form 10-KSB. This letter repeats such comments followed by responses prepared by management of SpectRx, Inc., together with its legal and accounting representatives.

General

1. Please file your response letters and any attachments on EDGAR as correspondence.

Response: As requested, our previous response, this response and any attachments are filed on Edgar as correspondence.

2. Please amend your Form 10-KSB for the year ended December 31, 2004 to include the additional comments issued below.

Response: As requested we have attached Form 10-K, which amends our form 10-KSB for the year ended December 31, 2004 and includes our proposed disclosures from our responses.

Item 7. Financial Statements and Supplementary Data

Financial Statements

Notes to Consolidated Financial Statements

Note 2. Summary of Significant Accounting Policies

Revenue Recognition

3. Please refer to prior comment 4. Please revise your proposed disclosure to describe how you account for the cost associated with these collaborative arrangements. In addition, we note from your response that you defer the license fees for future performance and recognize them when earned. Describe to us at what point you considered these fees are earned and the nature of the future performance that you are required to perform under these licensing contracts.

Response: For cost associated with collaborative arrangements, there are two forms of costs: reimbursable and non-reimbursable. Payments for reimbursable expenses are recorded as a reduction of expense and recorded as accounts receivable and non-reimbursable expenses are expensed in the period in which they are incurred. Regarding license fees, we did not earn any license fees in the period we are reporting, nor do we have any agreements that would entitle us to any licensing fees. We propose that we take out any language concerning licensing fees. We have revised our proposed disclosure to incorporate this information as follows:

The Company records revenue from product sales at the time the product is shipped and title passes pursuant to the terms of the agreement with the customer, the amount due from the customer is fixed or determinable, and collectability of the related receivable is reasonably assured. Revenue is recorded at gross, which includes all shipping and handling costs, and recognized only when the Company has no significant future performance obligation or we and the collaborative partner agree that a milestone has been achieved. Revenue from collaborative agreements is recorded when performance targets have been met. In the past, we received funds from collaborative agreements in two forms - milestone revenue based upon achieving certain performance targets and reimbursement of research and development expense. Payments for expense reimbursement are recorded as reduction of expense. Reimbursable expenses are recorded as accounts receivable and non-reimbursable expenses are expensed in the period they are incurred. Although some of the Company's products have expiration dates, the Company has not issued any credits or allowances for expired products. The Company did allow a one-time credit of $25,000 in 2003 related to test marketing of a new product by a single distributor.

If the collectability of assets received for product sales, services, milestone or license fees is doubtful, the revenues are recognized on the basis of cash received. The Company has relied upon SAB 101 and SAB 104 for its recognizing revenue and related costs

4. Please refer to prior comment 5. We note from your response that you have disclosed how you estimate fair value related to these instruments under SFAS 107. However, it is not clear to us if you are accounting for these instruments in accordance with the guidance in SFAS 150. If not, please revise your filing to account for these instruments in accordance with paragraphs 20-24 of SFAS 150 or tell us why you believe your current accounting is appropriate. Cite the accounting literature on which you based your conclusion.

Response: We signed an agreement on 03/06/2003 with our preferred stock- holders that we would redeem certain amounts of the preferred and also that certain amounts will not be redeemable. Therefore, the classification of the redeemable convertible preferred was based on this agreement, which clearly distinguishes the preferred stock into equity and liability. The redeemable portion of the preferred stock per this agreement was therefore considered as liability and the convertible portion was considered as equity. Also, the amount in the Series A convertible preferred stock in our 2004 balance sheet does not have the characteristics of both equity and liability, therefore it is all considered as equity. Therefore we determined that SFAS 150, which was effective 05/31/2003, is not applicable in this case.

5. Please refer to prior comment 6. Explain to us how you concluded you met the requirements of question 11(a) and 11(b) of FIN 44 for these stock option transactions.

Response: Option cancellations were due both to employees leaving the company without exercising their options within the required timeframe and options that were voluntarily cancelled so that the company would have sufficient options to issue to new and existing employees (not the canceling employees). Six months prior to, and after the cancellation of those options none were issued in this interval to employees whose options were cancelled. New options issued to the employees who had cancelled their options in October 2003 had been issued to them in April 2003. This issuance was beyond the six month period before the date of cancellation and we had no agreement (written or oral) regarding reissuance or cancellation. The primary reason the options in October were cancelled was to facilitate our issuance of options to Bill Arthur (newly appointed President and Chief Operating Officer). The voluntary cancellations in 2004 were all by Keith Ignotz, again because SpectRx needed some options to issue to its employees. No further options have been issued to Keith Ignotz. Please find attached the table of options issued and cancelled during 2003 and 2004.
Employee Name	Date Surrendered	Reason	Number of Options	Explanation
Cancelled:

Kelly, Sharon	03/28/03	Term	(1,000)
Enos, Candace	04/28/03	Term	(3,000)
Kwon, Young	06/02/03	Term	(4,500)
Huitt, Linda	06/07/03	Term	(1,000)
McDonald, Rosie	06/07/03	Term	(1,000)
Herring, Bill	07/12/03	Term	(1,000)
Nalley, Penny	07/13/03	Term	(1,000)
Wall, Mark	07/30/03	Term	(2,000)
Robert L. Hugo	07/30/03	Term	(2,471)
Eger, Andrew	09/15/03	Term	(1,000)
Samuels, Mark	10/15/03	Return	(60,000)	Cancelled as we were low on options and wanted to issue some to the new COO
Ignotz, Keith	10/15/03	Return	(45,000)	Cancelled as we were low on options and wanted to issue some to the new COO
Muller, Thos	10/15/03	Return	(30,000)	Cancelled as we were low on options and wanted to issue some to the new COO
Agrawal, Anant	10/19/03	Term	(11,000)	(All these were cancelled more than 6 months after the latest issues beyond the scope of question 11(a))
Wangsness, Michael	11/02/03	Term	(4,000)
Prather, Brian	12/07/03	Term	(10,000)
Kim, Matthew	12/23/03	Term	(8,520)
Total Cancelled in 2003			(186,491)

Xu, Fan	01/29/04	Term	(3,810)
Wrona, Jeff	02/20/04	Term	(16,340)
Griffth, Nathan	02/27/04	Term	(4,000)
Butler, Catherine	02/29/04	Term	(1,000)
Callahan, Kevin	03/06/04	Term	(10,960)
Steed. Leigh	03/21/04	Term	(1,000)
Filipiak, Diana	4/31/04	Term	(1,000)
Gebhardt, Susanne	05/30/04	Term	(8,000)
Lincoln, Danny	06/14/04	Term	(7,000)
Ignotz. Keith	10/04/04	Return	(95,000)	Were voluntarily cancelled as SpectRx needed more options to be issued to employees
Wasinger, Jerry	11/01/04	Term	(10,000)
Badeaux, Norma	11/04/04	Term	(1,000)
Total Cancelled in 2004			(159,110)
Employee Name	Date Issued		Number of Options	Explanation
Issued:

Samuels, Mark	04/14/03		10,000	Issued as a reward for getting the BiliChek Deal done
Muller, Thos	04/14/03		20,000	Issued as a reward for getting the BiliChek Deal done
Fowler, Rick	04/14/03		15,000
Pavlicek, Walt	04/14/03		7,000
Clipp, Mike	04/14/03		3,000
Bambot, Shabbir	04/14/03		5,000
Griffin, Nathan	04/14/03		3,000
Lilly, Kevin	04/14/03		8,000
Wrona, Jeff	04/14/03		8,000
Close, Kelly	04/14/03		6,000
Magiacomo, Bob	04/14/03		5,000
Hadley, Chuck	05/22/03		6,000
Lewis, Earl	05/22/03		6,000
Monahan, Chris	05/22/03		6,000
Zachary, William	05/22/03		6,000
Arthur, Bill	10/27/03		5,000
Bowman, Leif	10/27/03		25,000
Arthur, Bill	11/05/03		100,000	Issued as a signing reward
Total Issued in 2003			244,000

Parker, Orlando	05/31/04		1,000
Arthur, Bill	06/09/04		75,000
Badeaux, Norma	06/30/04		1,000
Rivers, Meredith	07/31/04		1,000
Duffy, Carol	07/31/04		1,000
Axelrod, Michael	09/02/04		2,000
Arthur, Bill	10/06/04		6,000
Axelrod, Michael	10/06/04		4,000
Allen, Jeff	10/06/04		2,500
Bowman, Leif	10/06/04		10,000
Clipp, Michael	10/06/04		3,500
Duffy, Carol	10/06/04		2,500
Eckler, Erica	10/06/04		2,500
Faupel. Mark	10/06/04		6,000
Fowler, Rick	10/06/04		6,000
Lewinski, David	10/06/04		3,000
Lilly, Kevin	10/06/04		10,000
Muller, Thos	10/06/04		10,000	More than 6 months after the cancellations beyond the scope of question 11(a)
Noorani, Bobby	10/06/04		4,000
Pavlicek, Walt	10/06/04		10,000
Rivers, Meredith	10/06/04		2,500
Samuels, Mark	10/06/04		6,000	More than 6 months after the cancellations beyond the scope of question 11(a)
Wells, Bill	10/06/04		5,000
White, Melissa	10/06/04		2,500
Total Issued in 2004			177,000

* * * *

In accordance with your instructions, we acknowledge the following:

The company is responsible for the adequacy and accuracy of the disclosure in the filing; Staff comments or changes to disclosure in response to Staff comments do not foreclose the Commission from taking any action with respect to the filing; and

the company may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The attached 10-K does not have the updated audit reports from our auditors both current and prior, as they will be provided after SEC completes this review.

We have also attached a pdf which is a marked up copy of the amendments to our 10-KSB.

Should you have any questions or comments concerning the above responses, please feel free to contact me at (770) 242-8723. Thank you for your attention to this matter.

Sincerely,

/s/ Mark A. Samuels

Chief Executive Officer & Chief Financial Officer